Summary of Significant Accounting Policies - Summary of Operating Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
2025	¥ 12,802	$ 1,754
2026	15,287	2,094
2027	14,785	2,026
2028	14,473	1,983
2029	12,541	1,718
2030 and thereafter	116,837	16,007
Total	186,725	25,582
Less: imputed interest	(48,479)	(6,643)
Present value of lease liabilities	138,246	18,939
Less: Current portion	(12,527)	(1,716)	¥ (5,595)
Non-current portion of lease liabilities	¥ 125,719	$ 17,223	¥ 75,308